Average Annual Total Returns - Class A C S I N R T Shares - Janus Henderson International Opportunities Fund	Class A Return Before Taxes 1 Year		Class A Return Before Taxes 5 Years		Class A Return Before Taxes 10 Years		Class A Return Before Taxes Since Inception		Class A Return Before Taxes Inception Date		Class A Return After Taxes on Distributions 1 Year		Class A Return After Taxes on Distributions 5 Years		Class A Return After Taxes on Distributions 10 Years		Class A Return After Taxes on Distributions Since Inception		Class A Return After Taxes on Distributions Inception Date		Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year		Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years		Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years		Class A Return After Taxes on Distributions and Sale of Fund Shares Since Inception		Class A Return After Taxes on Distributions and Sale of Fund Shares Inception Date		Class A MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class A MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class A MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class A MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class C Return Before Taxes 1 Year		Class C Return Before Taxes 5 Years		Class C Return Before Taxes 10 Years		Class C Return Before Taxes Since Inception		Class C Return Before Taxes Inception Date		Class C MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class C MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class C MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class C MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class S Return Before Taxes 1 Year	Class S Return Before Taxes 5 Years	Class S Return Before Taxes 10 Years	Class S Return Before Taxes Since Inception	Class S Return Before Taxes Inception Date	Class S MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class S MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class S MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class S MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class I Return Before Taxes Since Inception	Class I Return Before Taxes Inception Date	Class I MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class I MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class I MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class I MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class N Return Before Taxes 1 Year	Class N Return Before Taxes 5 Years	Class N Return Before Taxes 10 Years	Class N Return Before Taxes Since Inception	Class N Return Before Taxes Inception Date	Class N MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class N MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class N MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class N MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class R Return Before Taxes 1 Year	Class R Return Before Taxes 5 Years	Class R Return Before Taxes 10 Years	Class R Return Before Taxes Since Inception	Class R Return Before Taxes Inception Date	Class R MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class R MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class R MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class R MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class T Return Before Taxes 1 Year	Class T Return Before Taxes 5 Years	Class T Return Before Taxes 10 Years	Class T Return Before Taxes Since Inception	Class T Return Before Taxes Inception Date	Class T MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class T MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class T MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class T MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception
Total	6.90%	[1]	5.01%	[1]	5.22%	[1]	8.01%	[1]	Aug. 31, 2001	[1]	6.90%	[1]	4.13%	[1]	4.77%	[1]	7.53%	[1]	Aug. 31, 2001	[1]	4.35%	[1]	3.88%	[1]	4.22%	[1]	6.84%	[1]	Aug. 31, 2001	[1]	10.65%	8.93%	4.92%	6.47%	11.66%	[2]	5.50%	[2]	5.06%	[2]	7.54%	[2]	Aug. 31, 2001	[2]	10.65%	8.93%	4.92%	6.47%	13.53%	6.17%	5.79%	8.31%	Aug. 31, 2001	10.65%	8.93%	4.92%	6.47%	13.79%	6.56%	6.15%	8.53%	Aug. 31, 2001	10.65%	8.93%	4.92%	6.47%	13.88%	6.61%	6.02%	8.43%	Aug. 31, 2001	10.65%	8.93%	4.92%	6.47%	13.23%	5.93%	5.52%	8.10%	Aug. 31, 2001	10.65%	8.93%	4.92%	6.47%	13.57%	6.34%	5.89%	8.36%	Aug. 31, 2001	10.65%	8.93%	4.92%	6.47%

[1]	Fund returns calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.